Discontinued Operations	12 Months Ended
May 29, 2011
Discontinued Operations
Discontinued Operations

NOTE 2 – DISCONTINUED OPERATIONS

For fiscal 2011, 2010 and 2009, all gains and losses on disposition, impairment charges and disposal costs related to the closure and disposition of Smokey Bones and Rocky River Grillhouse restaurants and closure of nine Bahama Breeze restaurants in fiscal 2007 and 2008 have been aggregated to a single caption entitled (losses) earnings from discontinued operations, net of tax (benefit) expense in our consolidated statements of earnings and are comprised of the following:

(in millions)	Fiscal Year
	2011	2010	2009

Sales	$—	$—	$—
(Losses) earnings before income taxes	(3.9)	(4.0)	0.6
Income tax benefit (expense)	1.5	1.5	(0.2)
Net (losses) earnings from discontinued operations	$(2.4)	$(2.5)	$0.4

As of May 29, 2011 and May 30, 2010, we had $7.8 million and $11.0 million, respectively, of assets associated with the closed restaurants reported as discontinued operations, which are included in land, buildings and equipment, net on the accompanying consolidated balance sheets.